Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,239,798.11

Principal:
Principal Collections	$12,729,341.74
Prepayments in Full	$6,806,424.82
Liquidation Proceeds	$246,652.32
Recoveries	$90,830.63
Sub Total	$19,873,249.51
Collections	$21,113,047.62

Purchase Amounts:
Purchase Amounts Related to Principal	$345,103.71
Purchase Amounts Related to Interest	$1,932.77
Sub Total	$347,036.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,460,084.10

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,460,084.10
Servicing Fee	$286,838.41	$286,838.41	$0.00	$0.00	$21,173,245.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,173,245.69
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,173,245.69
Interest - Class A-3 Notes	$60,388.35	$60,388.35	$0.00	$0.00	$21,112,857.34
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$21,039,181.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,039,181.67
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$21,002,681.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,002,681.17
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$20,973,740.17
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,973,740.17
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$20,933,836.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,933,836.67
Regular Principal Payment	$19,791,297.88	$19,791,297.88	$0.00	$0.00	$1,142,538.79
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,142,538.79
Residual Released to Depositor	$0.00	$1,142,538.79	$0.00	$0.00	$0.00
Total		$21,460,084.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,791,297.88
Total					$19,791,297.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,791,297.88	$48.70	$60,388.35	$0.15	$19,851,686.23	$48.85
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$19,791,297.88	$14.75	$239,409.02	$0.18	$20,030,706.90	$14.93

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$127,133,375.07	0.3128282	$107,342,077.19	0.2641291
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$335,543,375.07	0.2500677	$315,752,077.19	0.2353180

Pool Information
Weighted Average APR	4.312%	4.315%
Weighted Average Remaining Term	31.14	30.34
Number of Receivables Outstanding	26,991	26,148
Pool Balance	$344,206,091.39	$323,810,514.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$335,543,375.07	$315,752,077.19
Pool Factor	0.2543755	0.2393027

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$8,058,437.70
Targeted Overcollateralization Amount	$8,058,437.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,058,437.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		91	$268,053.91
(Recoveries)		99	$90,830.63
Net Losses for Current Collection Period			$177,223.28
Cumulative Net Losses Last Collection Period			$6,008,761.76
Cumulative Net Losses for all Collection Periods			$6,185,985.04

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.62%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.29%	436	$7,406,625.46
61-90 Days Delinquent	0.16%	39	$504,112.74
91-120 Days Delinquent	0.05%	8	$158,599.87
Over 120 Days Delinquent	0.30%	53	$967,045.14
Total Delinquent Receivables	2.79%	536	$9,036,383.21

Repossession Inventory:
Repossessed in the Current Collection Period		23	$440,798.68
Total Repossessed Inventory		31	$645,909.90

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6016%
Preceding Collection Period			0.3939%
Current Collection Period			0.6367%
Three Month Average			0.5441%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3979%
Preceding Collection Period			0.4187%
Current Collection Period			0.3824%
Three Month Average			0.3997%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer